Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Assets allocated [Abstract]
Contracted concessional assets	$ 8,103,340	$ 8,549,181
Investments carried under the equity method	140,585	53,419
Current financial investments	262,398	240,834
Cash and cash equivalents (project companies)	641,728	631,542	$ 744,636	$ 669,387
Total assets	9,737,148	9,919,031
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,931,347	5,091,114
Grants and other liabilities	1,640,204	1,658,126
Long-term and short-term corporate debt	686,409	684,073
Total liabilities	8,040,103	8,162,919
Equity	1,697,045	1,756,112	$ 1,893,231	$ 1,884,967
Total liabilities and equity	9,737,148	9,919,031
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,593,786	6,998,020
Investments carried under the equity method	82,328	10,257
Current financial investments	13,953	15,396
Cash and cash equivalents (project companies)	534,712	453,096
Total assets	7,224,779	7,476,769
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,723,984	3,868,626
Grants and other liabilities	1,638,376	1,656,146
Total liabilities	5,362,360	5,524,772
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	563,937	580,997
Investments carried under the equity method	15,184	0
Current financial investments	150,257	147,192
Cash and cash equivalents (project companies)	4,297	45,625
Total assets	733,675	773,814
Liabilities allocated [Abstract]
Long-term and short-term project debt	532,961	545,123
Grants and other liabilities	143	161
Total liabilities	533,104	545,284
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	860,987	882,980
Investments carried under the equity method	125	0
Current financial investments	77,196	61,102
Cash and cash equivalents (project companies)	21,903	14,043
Total assets	960,211	958,125
Liabilities allocated [Abstract]
Long-term and short-term project debt	649,142	647,820
Grants and other liabilities	951	1,025
Total liabilities	650,093	648,845
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	84,630	87,184
Investments carried under the equity method	42,948	43,162
Current financial investments	17,928	15,562
Cash and cash equivalents (project companies)	7,450	11,686
Total assets	152,956	157,594
Liabilities allocated [Abstract]
Long-term and short-term project debt	25,260	29,545
Grants and other liabilities	734	794
Total liabilities	25,994	30,339
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,103,340	8,549,181
Investments carried under the equity method	140,585	53,419
Current financial investments	259,334	239,252
Cash and cash equivalents (project companies)	568,362	524,450
Total assets	9,071,621	9,366,302
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,931,347	5,091,114
Grants and other liabilities	1,640,204	1,658,126
Total liabilities	6,571,551	6,749,240
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	249,916	188,736
Other current assets (including cash and cash equivalents at holding company level)	415,611	363,993
Total assets	665,527	552,729
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	686,409	684,073
Other non-current liabilities	621,150	523,827
Other current liabilities	160,993	205,779
Total liabilities	1,468,552	1,413,679
Equity	1,697,045	1,756,112
Total liabilities and equity	$ 3,165,597	$ 3,169,791